Schedule of Movement of Revenue Recognized in Excess of Amounts Payable (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Balance at beginning of the year	$ 2,453,088	$ 389,927
Increase as a result of total work completed during the period	27,572,692	21,868,220
Decrease as a result of total amount billed out	(2)	(19,805,059)
Balance at end of the year	$ 5,960,812	$ 2,453,088